LEASES (Details - Lease-related assets and liabilities) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 2,296,872	$ 842,357
Right of use liability operating lease short term	328,337	141,943
Right of use liability operating lease long term	1,964,779	614,414
Total operating lease liabilities	$ 2,293,116	$ 756,357